Related Parties	12 Months Ended
Dec. 31, 2022
Related Parties [Abstract]
Related Parties
14. Related Parties

Transactions Notes Receivable
The Company entered into promissory notes with physicians of the Company. The notes receivable balances are satisfied through cash payments or settlements through the physicians’ compensation as part of their employee agreement. The notes receivable are amortized over a 60-month period as a reduction of compensation. The notes bear interest at the Company’s incremental borrowing rate (1.57% at December 31, 2022 and 1.55% at December 31, 2021).

	As of December 31,		Original Principal	Issue Date	Maturity Date
	2022	2021
Notes receivable
Note 2	$1,057	$1,294	$5,355	5/1/2019	4/30/2024
Note 3	119	217	491	6/1/2019	5/31/2024
Note 4	—	259	917	8/1/2019	7/31/2024
Note 6	351	680	1,111	5/22/2020	5/22/2023
Note 8	2,221	2,513	2,816	5/1/2020	5/1/2025
Note 9	125	—	125	1/24/2022	6/30/2023
Total notes receivables	3,873	4,963
Less: Current portion of notes receivable	(1,797)	(1,812)
Notes receivable, less current portion	$2,076	$3,151
Leases
The Company has operating leases for office facilities owned by employees of the Company. Total cash paid for leases to related parties for the years ended December 31, 2022, 2021, and 2020 was approximately $2.5 million, $2.3 million and $6.8 million, respectively.
Inventory Purchases/Concentration Risk
The Company purchases the majority of its pharmaceuticals inventory from a subsidiary under common control of the Class A-1 Member, which made an equity investment in AON in 2020. During the years ended December 31, 2022, 2021 and 2020, the Company purchased approximately $924.0 million, $731.0 million, and $574.0 million, respectively, from the related party. These purchases were approximately 88%, 83% and 88% as a percentage of cost of revenue for the years ended December 31, 2022, 2021 and 2020, respectively. At December 31, 2022 and 2021, the Company had $102.1 million and $88.8 million, respectively, included in accounts payable for invoices from the related party, representing 96% of total accounts payable at each balance sheet date.